Unaudited Condensed Consolidated Interim Statements of Changes in Equity - USD ($) $ in Thousands	Share capital	Share premium and capital reserves	Remeasurement of IAS 19	Treasury shares	Foreign currency translation reserve	Accumulated loss	Total	Non- controlling interests	Total equity
Balance at Dec. 31, 2021	$ 386,665	$ 1,266,027		$ (1,509)	$ 1,407	$ (309,234)	$ 1,343,356	$ 875	$ 1,344,231
Investment of non-controlling party in subsidiary								166	166
Income (loss) for the period						(72,825)	(72,825)	(437)	(73,262)
Other comprehensive income (loss) for the period		3,127			(1,187)		1,940	(51)	1,889
Exercise of options	647	(647)
Share-based payment acquired		(744)					(744)		(744)
Share-based payments		19,688					19,688		19,688
Balance at Jun. 30, 2022	387,312	1,287,451		(1,509)	220	(382,059)	1,291,415	553	1,291,968
Balance at Dec. 31, 2022	388,406	1,296,194	$ 2,508	(1,509)	583	(536,657)	1,149,525	767	1,150,292
Investment of non-controlling party in subsidiary								671	671
Income (loss) for the period						13,103	13,103	(550)	12,553
Other comprehensive income (loss) for the period			(1,060)		593		(467)	4	(463)
Exercise of warrants, options and conversion of convertible notes	7,832	(7,832)
Repurchase of treasury shares				(23,259)			(23,259)		(23,259)
Share-based payment acquired		(1,780)					(1,780)		(1,780)
Share-based payments		11,542					11,542		11,542
Balance at Jun. 30, 2023	$ 396,238	$ 1,298,124	$ 1,448	$ (24,768)	$ 1,176	$ (523,554)	$ 1,148,664	$ 892	$ 1,149,556